Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2023		Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 2,819		$ 7,473	$ 2,910
Accounts receivable, net of allowance for doubtful accounts & credit losses	32,454		35,977	35,109
Inventories, net	4,157		4,526	4,093
Prepaid expenses and other current assets	8,793		8,773	10,033
Total current assets	61,333		70,015
Property, plant and equipment, net of accumulated depreciation	14,111		14,620	13,014
Operating lease right-of-use assets, net	8,123		5,848	10,383
Goodwill	21,841		22,062	23,952
Intangible assets, net	1,196		1,529	2,288
Deferred income tax assets	7,456		7,055	9,554
Other noncurrent assets	699		1,712	1,596
Total Assets	114,759		122,841	126,996
Current liabilities
Accounts payable	14,171		16,863	14,099
Accrued liabilities	25,955		24,724	22,222
Accrued compensation and benefits	15,577		13,401	17,786
Customer deposits	635		1,061	2,147
Deferred revenue	6,448		5,660	5,760
Current portion of finance lease liabilities	546		757	1,073
Current portion of operating lease liabilities	2,162		1,796	4,120
Current portion of long-term debts	3,456		4,970	18,603
Total Current Liabilities	98,868		101,890
Long-term debt, net of current maturities	13,902		14,446	3,220
Finance lease liabilities, net of current portion	211		658	1,426
Pension liabilities	15,969		16,076	27,357
Operating lease liabilities, net of current portion	5,912		3,963	6,255
Other long-term liabilities	1,517		1,576	1,687
Total Liabilities	147,543		149,773
Commitments and Contingencies
STOCKHOLDER’S DEFICIT
Net parent investment	(30,782)		(5,845)	2,084
Accumulated other comprehensive loss:
Foreign currency translation adjustment	1,352		(17,789)	(18,233)
Unrealized pension actuarial losses, net of tax	(3,354)		(3,298)	(10,381)
Total accumulated other comprehensive loss	(2,002)		(21,087)	(28,614)
Total stockholder’s deficit	(32,784)		(26,932)	(26,530)
Total liabilities and stockholder’s deficit	114,759		122,841	126,996
Class A Common Stock
Stockholders’ Deficit:
Common stock			54	54
CFAC Holdings VIII, LLC
Current assets
Cash	65,000		41,154	25,000
Prepaid expenses	17,500		210,241	195,463
Total current assets	82,500		251,395	220,463
Cash held in the Trust Account	7,835,221
Cash equivalents held in the Trust Account			31,445,874	250,017,673
Other noncurrent assets				570,844
Total Assets	7,917,721		31,697,269	250,808,980
Current liabilities
Accrued liabilities	1,702,927		1,189,676	1,349,132
Payables to related party				570,844
Sponsor loan – promissory notes	9,906,062		8,200,162	734,425
Franchise tax payable	40,000		70,065	200,000
Total Current Liabilities	11,648,989		9,459,903	2,854,401
Total Liabilities	33,295,491		12,142,897	10,161,114
Warrant liability	1,596,250		178,780	5,300,188
FPS liability	20,050,252		2,504,214	2,006,525
Commitments and Contingencies
Class A common stock subject to possible redemption	7,628,136		31,169,832	250,000,000
Stockholders’ Deficit:
Preferred stock, value
Additional paid-in capital	328,730		694,592	146,555
Accumulated deficit	(33,335,315)		(12,310,731)	(9,499,368)
Accumulated other comprehensive loss:
Total stockholder’s deficit	(33,005,906)		(11,615,460)	(9,352,134)
Total liabilities and stockholder’s deficit	7,917,721		31,697,269	250,808,980
CFAC Holdings VIII, LLC | Class A Common Stock
Stockholders’ Deficit:
Common stock	554	[1]	54
CFAC Holdings VIII, LLC | Class B Common Stock
Stockholders’ Deficit:
Common stock	125	[1]	625	625	[2]
Previously Reported
Current assets
Total current assets			70,014	66,209
Current liabilities
Total Current Liabilities			101,891	102,417
Total Liabilities			149,775	153,526
Related party
Current assets
Related party note receivable	13,110		13,266	14,064
Current liabilities
Related party payables	29,918		32,658	16,607
Related party notes payable	$ 11,164		$ 11,164	$ 11,164

[1]	On March 6, 2023, the Company issued 5,000,000 shares of nonredeemable Class A common stock to the Sponsor upon the conversion of 5,000,000 shares of Class B common stock held by the Sponsor (see Note 6).
[2]	On March 16, 2021, 75,000 shares of Class B common stock were forfeited by the Sponsor (see Note 6).